Document and Entity Information Document	Jul. 29, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 29, 2019
Amendment Flag	false
Entity Registrant Name	AK STEEL HOLDING CORPORATION
Entity Central Index Key	0000918160
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13696
Entity Tax Identification Number	31-1401455
Entity Address, Address Line One	9227 Centre Pointe Drive
Entity Address, City or Town	West Chester
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45069
City Area Code	(513)
Local Phone Number	425-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	AKS
Security Exchange Name	NYSE